Earnings per Share - Additional Information (Details) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 22, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		99,311,551	98,897,345	94,876,946
Diluted weighted average number of common shares outstanding		114,005,983	113,662,362	109,691,959
Basic net income per share		$ 85.20	$ 1.06	$ 0.42
Diluted net income per share		$ 74.27	$ 0.97	$ 0.41
Rights Agreement
Earnings Per Share Basic [Line Items]
Issuance of new shares	14,630,813
Rights Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	27,777,341
Implementation of Rights Agreement and Newly Issued Common and Preferred Shares Not in Effect
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		71,534,210
Diluted weighted average number of common shares outstanding		86,228,642
Basic net income per share		$ 118.37
Diluted net income per share		$ 98.20